Statement of directors' approval	6 Months Ended
Jun. 30, 2023
Statement of directors' approval
Statement of directors' approval

2.     Statement of directors’ approval

The unaudited consolidated interim financial statements were approved for issue by the board of directors (the “Directors”) of the Company (the “Board”) on July 25, 2023.